Parent company information - Summary of Parent Company Information - Condensed Balance Sheets (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Assets
Cash and due from banks	[1]	$ 61,989	$ 72,397	$ 113,846
Interest-bearing deposits with banks		71,086	108,011
Securities		409,730	318,223
Assets purchased under reverse repurchase agreements and securities borrowed		340,191	317,845
Loans, net of allowance for loan losses		852,773	819,965
Other assets		77,068	80,300
Total assets		2,004,992	1,917,219
Liabilities and shareholders' equity
Deposits		1,231,687	1,208,814
Other liabilities		96,170	95,235
Subordinated debentures		11,386	10,025
Shareholders' equity		117,760	108,175	98,762
Total liabilities and equity		2,004,992	1,917,219
Parent [member]
Assets
Cash and due from banks		41,770	48,062	$ 97,617
Interest-bearing deposits with banks		61,256	84,680
Securities		217,490	174,615
Investments in bank subsidiaries and associated companies		55,082	49,841
Investments in other subsidiaries and associated companies		105,070	88,260
Assets purchased under reverse repurchase agreements and securities borrowed		150,207	132,829
Loans, net of allowance for loan losses		709,635	679,580
Net balances due from bank subsidiaries			7,172
Other assets		214,145	227,767
Total assets		1,554,655	1,492,806
Liabilities and shareholders' equity
Deposits		1,006,284	955,978
Net balances due to bank subsidiaries		10,132
Net balances due to other subsidiaries		6,866	36,701
Other liabilities		402,326	382,099
Total other liabilities		1,425,608	1,374,778
Subordinated debentures		11,386	9,964
Shareholders' equity		117,661	108,064
Total liabilities and equity		$ 1,554,655	$ 1,492,806

[1]	We are required to maintain balances due to regulatory requirements or contractual restrictions from central banks, other regulatory authorities, and other counterparties. The total balances were $3 billion as at October 31, 2023 (October 31, 2022 – $2 billion; October 31, 2021 – $2 billion).